Short-Term and Long-Term Bank Loans (Long-Term Bank Loans Maturity) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Short-term and Long-term Bank Loans [Abstract]
Fiscal 2014	$ 0	0
Fiscal 2015	553	3,350
Fiscal 2016	553	3,350
Fiscal 2017	546	3,300
Fiscal 2018	$ 0	0